PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 50.5%
Federal Home Loan Banks : 7.9%
18,200,000
4.875
%,
09/13/2024 $ 18,163,175
7.9
Government National Mortgage Association : 21.9%
5,576,010
5.000
%,
02/20/2053 5,486,999
2.4
5,810,750
5.000
%,
03/20/2053 5,715,525
2.5
3,473,987
5.000
%,
06/20/2053 3,414,958
1.5
3,213,456
5.500
%,
02/20/2053 3,212,598
1.4
7,551,653
5.500
%,
04/20/2053 7,549,636
3.3
6,548,927
5.500
%,
05/20/2053 6,547,179
2.8
2,869,964
5.500
%,
06/20/2053 2,868,749
1.3
5,796,047
5.500
%,
09/20/2053 5,793,593
2.5
6,273,126
5.500
%,
10/20/2053 6,270,470
2.7
3,543,524
5.500
%,
02/20/2054 3,542,024
1.5
50,401,731
21.9
Uniform Mortgage-Backed Securities : 20.7%
17,185,643
4.000
%,
06/01/2052 15,947,292
6.9
4,357,923
4.500
%,
09/01/2052 4,151,445
1.8
5,909,334
4.500
%,
09/01/2052 5,629,350
2.5
3,171,275
4.500
%,
10/01/2052 3,021,021
1.3
9,832,551
5.000
%,
11/01/2052 9,603,567
4.2
1,181,432
5.000
%,
12/01/2052 1,153,906
0.5
8,042,114
5.500
%,
11/01/2052 8,032,057
3.5
47,538,638
20.7
Total U.S. Government
Agency Obligations
(Cost $117,621,456)
116,103,544
50.5
U.S. TREASURY OBLIGATIONS : 41.1%
United States Treasury Bonds : 11.9%
35,330,000
3.000
%,
08/15/2052 27,452,514
11.9
United States Treasury Floating Rate Notes : 6.2%
14,290,000
(1)
5.470
%,
10/31/2025 14,295,331
6.2
United States Treasury Notes : 23.0%
54,240,000
3.875
%,
08/15/2033 52,811,963
23.0
Total U.S. Treasury
Obligations
(Cost $95,234,365)
94,559,808
41.1
CORPORATE BONDS/NOTES : 3.9%
Consumer, Cyclical : 1.7%
3,990,000  Toyota Motor Credit
Corp., 4.450%,
05/18/2026 3,953,084
1.7
Energy : 1.3%
530,000  Devon Energy Corp.,
7.875%,
09/30/2031 608,235
0.3
2,120,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 2,261,157
1.0
2,869,392
1.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 0.9%
2,235,000  Golub Capital
BDC, Inc., 2.500%,
08/24/2026 $ 2,054,368
0.9
Total Corporate Bonds/
Notes
(Cost $8,893,648)
8,876,844
3.9
Total Long-Term
Investments
(Cost $221,749,469)
219,540,196
95.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.4%
Mutual Funds : 2.4%
5,598,328
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $5,598,328) $ 5,598,328 2.4
Total Short-Term
Investments
(Cost $5,598,328)
5,598,328
2.4
Total Investments in
Securities
(Cost $227,347,797) $ 225,138,524 97.9
Assets in Excess of
Other Liabilities
4,925,450 2.1
Net Assets $ 230,063,974 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(2)
Rate shown is the 7-day yield as of March 31, 2024.
Reference Rate Abbreviations:
USBMMY3M U.S. Treasury 3-month Bill Money Market Yield

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
VY
®
BrandywineGLOBAL -
Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 116,103,544 $ — $ 116,103,544
U.S. Treasury Obligations — 94,559,808 — 94,559,808
Corporate Bonds/Notes — 8,876,844 — 8,876,844
Short-Term Investments 5,598,328 — — 5,598,328
Total Investments, at fair value $ 5,598,328 $ 219,540,196 $ — $ 225,138,524
Other Financial Instruments+
Futures 329,683 — — 329,683
Total Assets $ 5,928,011 $ 219,540,196 $ — $ 225,468,207
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for VY
®
BrandywineGLOBAL- Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
U.S. Treasury 5-Year Note 1,190 06/28/24 $ 127,348,594 $ 231,660
U.S. Treasury Ultra 10-Year Note 221 06/18/24 25,328,672 98,023
$ 152,677,266 $ 329,683
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,205,506
Gross Unrealized Depreciation (3,414,779)
Net Unrealized Depreciation $ (2,209,273)